                             GT GLOBAL DOLLAR FUND
           PROSPECTUS -- APRIL 29, 1996, AS REVISED OCTOBER 31, 1996
--------------------------------------------------------------------------------

GT GLOBAL DOLLAR FUND ("FUND") is a professionally managed money market fund, organized as a diversified series of G.T. Investment Portfolios, Inc. ("Company"), seeking maximum current income consistent with liquidity and conservation of capital.

The Fund has the flexibility to invest in a wide variety of high quality, U.S. dollar-denominated money market instruments. These instruments include those issued by the U.S. and foreign governments, their agencies and instrumentalities; high quality U.S. and non-U.S. corporate obligations; and high quality instruments of U.S. and foreign banks. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment manager is Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

An investment in the GT Global Dollar Fund offers the following advantages:

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / No Sales Charges on Purchases of Class A Shares

/ / Daily Dividends

/ / Automatic Dividend Reinvestment at No Sales Charge

/ / Checkwriting Privileges

/ / Low $500 Minimum Investment

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated April 29, 1996, as revised October 31, 1996, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to GT Global Dollar Fund at 50 California Street, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL DOLLAR FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          8
Alternative Purchase Plan.................................................................         10
How to Invest.............................................................................         12
How to Make Exchanges.....................................................................         14
How to Redeem Shares......................................................................         15
Shareholder Account Manual................................................................         19
Calculation of Net Asset Value............................................................         20
Dividends and Taxes.......................................................................         20
Management................................................................................         21
Other Information.........................................................................         23

                               Prospectus Page 2

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

Investment Objective:          Maximum  current income consistent with liquidity and conservation of capital
Principal Investments:         Invests in a wide variety of high quality U.S.  dollar-denominated money market instruments of U.S. and non-U.S. issuers
Investment Manager:            Chancellor  LGT Asset Management, Inc.  (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset  management
                               and   private  bank  products  and   services  to  individual  and
                               institutional investors, entrusted with approximately $80  billion in total assets
Sales Charges:                 No  sales charges are  imposed on sales  of Class A  shares of the
                               Fund.  Except  for  investors   participating  in  the   Portfolio
                               Rebalancing  Program, Class B shares  may be obtained only through an exchange  of shares  of  the corresponding  class of  other  GT
                               Global  Mutual  Funds,  which are  open-end  management investment companies advised  and/or administered  by  the Manager.  Class  B shares may be subject to a contingent deferred sales charge
Shares Available Through:      Class  A  shares  may  be obtained  through  most  brokerage firms nationwide, directly through the Fund's distributor or through  an exchange of Class A shares of other GT Global Mutual Funds. Except for  investors participating in the Portfolio Rebalancing Program,
                               Class B shares may be obtained only through an exchange of Class B shares of  other GT  Global Mutual  Funds. Exchanges  can be  made through  most brokerage firms nationwide,  or directly through the
                               Fund's distributor
Dividends:                     Declared daily  and paid  monthly  from available  net  investment income and any realized net short-term capital gain
Reinvestment:                  All  dividends are paid  in Fund shares  of the distributing class without a sales charge
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)
Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans)
Yield:                         Quoted in the financial section of most newspapers
Checkwriting:                  Available on Class A shares upon request
                               Unlimited number of free checks
                               $300 minimum amount per check
Other Features:
  Class A Shares:              Automatic Investment Plan
                               Systematic Withdrawal Plan
                               Portfolio Rebalancing Program
  Class B Shares:              Systematic Withdrawal Plan
                               Portfolio Rebalancing Program

                               Prospectus Page 3

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

INVESTMENT MANAGER AND ADMINISTRATOR. The Manager and its worldwide asset management affiliates maintain fully-staffed investment offices in Frankfurt, Hong Kong, London, New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. As of October 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $80 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

INVESTMENT OBJECTIVE AND POLICIES. GT Global Dollar Fund is a mutual fund organized as a diversified series of G.T. Investment Portfolios, Inc. ("Company"), a registered open-end management investment company. The Fund's investment objective is maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; obligations of U.S. and non-U.S. banks, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase of at least $1 billion; interest bearing deposits that are insured by a U.S. government agency in other U.S. banking or savings institutions; commercial paper of U.S. and foreign corporate issuers, including variable rate master notes; and repurchase agreements secured by any of the foregoing. An investment in the Fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the Fund will achieve its investment objective. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Investment Objective and Policies."

PURCHASES AND REDEMPTIONS. Class A shares of the Fund's common stock are available through broker/ dealers that have entered into agreements to sell shares with the Fund's distributor, GT Global, Inc. ("GT Global"). Class A shares also may be acquired directly through the Fund's distributor or through exchanges of Class A shares of other GT Global Mutual Funds. Except for investors participating in the Portfolio Rebalancing Program, Class B shares of the Fund's common stock may be obtained only through an exchange of Class B shares of other GT Global Mutual Funds. Redemptions of Class B shares may be subject to a contingent deferred sales charge. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or the Fund's transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

                               Prospectus Page 4

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables+*:

                                                                                                        CLASS A    CLASS B
                                                                                                       ---------  ---------
SHAREHOLDER TRANSACTION COSTS:
  Sales charge on purchases of shares................................................................       None       None
  Sales charges on reinvested distributions to shareholders..........................................       None       None
  Maximum contingent deferred sales charge...........................................................       None       5.0%
  Redemption charges.................................................................................       None       None
  Exchange fees:
    -- On first four exchanges each year.............................................................       None       None
    -- On each additional exchange...................................................................      $7.50      $7.50

ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS):
  Investment management and administration fees......................................................      0.50%      0.50%
  12b-1 distribution and service fees (after waivers)................................................      0.00%      0.75%
  Other expenses.....................................................................................      0.50%      0.50%
                                                                                                       ---------  ---------
Total Fund Operating Expenses (after waivers)........................................................      1.00%      1.75%

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES

An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                            ONE YEAR    THREE YEARS  FIVE YEARS    TEN YEARS
                                                                              -----     -----------     -----        -----
Class A shares...........................................................   $      10    $      32    $      55    $     126
Class B shares
  Assuming complete redemption at end of period (1)......................          68           85          117          220
  Assuming no redemption.................................................          18           55           97          220

------------------
(1) Assumes deduction of the maximum applicable contingent deferred sales charge.
+ The Fund offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for the Advisor Class shares are estimated to approximate 1.00%.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ended December 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other expenses. Without waivers, "12b-1 distribution and service fees" and "Total Fund Operating Expenses" would have been 0.25%, and 1.25%, respectively, for Class A shares; and the amount of expenses an investor would pay, assuming redemption after one, three, five and ten years, would be $13, $39, $69 and $157. Without waivers, "12b-1 distribution and service fees" and "Total Fund Operating Expenses" would have been 1.00% and 2.00%, respectively, for Class B shares; and the amount of expenses an investor would pay, assuming redemption after one, three, five and ten years, would be $70, $93, $131 and $252. Assuming no redemption, the amount of expenses an investor would pay after one, three, five and ten years, would be $20, $63, $111 and $252. See "Management" herein and the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.

                               Prospectus Page 5

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The table below provides condensed information concerning income and capital changes for one share of Class A and Class B for the periods shown. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information. The financial statements and notes for the fiscal years ended December 31, 1995, 1994, 1993 and 1992 have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon also appears in the Statement of Additional Information. Information presented below for the periods January 1, 1987 to December 31, 1991 was audited by other auditors which served as the Fund's independent accountants for those periods. Information presented below for the period prior to January 1, 1987 is not covered by the auditor's report.

                                                                               CLASS A+
                                          ----------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------
                                             1995        1994        1993        1992        1991        1990        1989
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.050  $    0.032  $    0.022  $    0.028  $    0.051  $    0.069  $    0.075
Distributions from net investment
 income.................................      (0.050)     (0.032)     (0.022)     (0.028)     (0.051)     (0.069)     (0.075)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............       5.08%       3.30%        2.2%        2.8%        5.1%        6.9%        7.6%
Ratios and supplemental data:
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       4.94%       3.40%       2.17%       2.78%       5.10%       6.95%       7.60%
  Without expense waivers and reductions
   (a)..................................       4.66%       3.15%       1.46%       2.47%       4.90%       6.64%       7.17%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       0.97%       0.92%       1.00%       1.25%       1.25%       1.25%       1.19%
  Without expense waivers and reductions
   (a)..................................       1.25%       1.17%       1.72%       1.56%       1.45%       1.56%       1.62%
Net assets at end of the period
 (in 000's).............................    $183,761    $320,858     $87,822     $81,674     $70,295    $123,218     $13,143

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were re-classified as Class A shares.
(a)  Annualized for periods of less than one year.
(b)  Not annualized for periods of less than one year.

                               Prospectus Page 6

                             GT GLOBAL DOLLAR FUND

                                                                                          CLASS B++
                                                       CLASS A+               ----------------------------------
                                          ----------------------------------                           APRIL 1,
                                                                                                         1993
                                                 YEAR ENDED DEC. 31,           YEAR ENDED DEC. 31,        TO
                                          ----------------------------------  ----------------------   DEC. 31,
                                             1988        1987        1986        1995        1994        1993
                                          ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.058  $    0.053  $    0.063  $    0.040  $    0.025  $    0.010
Distributions from net investment
 income.................................      (0.058)     (0.053)     (0.063)     (0.040)     (0.025)     (0.010)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............        5.9%        5.4%        6.5%       4.29%       2.53%      1.4%(a)
Ratios and supplemental data:
Ratio of net investment income to
 average net
 assets:
  With expense waivers and reductions
   (a)..................................       5.72%       5.24%       5.90%       4.19%       2.65%       1.42%
  Without expense waivers and
   reductions (a).......................         --%       5.09%       5.07%       3.91%       2.40%       0.86%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.03%       0.83%       0.15%       1.72%       1.67%       1.75%
  Without expense waivers and
   reductions (a).......................         --%       0.98%       0.98%       2.00%       1.92%       2.31%
Net assets at end of the period (in
 000's).................................     $11,628     $11,791      $5,295     $99,151    $109,936      $3,478

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were re-classified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
(a)  Annualized for periods of less than one year.
(b)  Not annualized for periods of less than one year.

                               Prospectus Page 7

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The investment objective of GT Global Dollar Fund is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less.

The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less, and (ii) purchase only instruments having remaining maturities of 13 months or less.

The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Manager to present minimal credit risks in accordance with procedures established by the Company's Board of Directors. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security), or, if the issuer has no applicable short-term rating, determined by the Manager to be of equivalent credit quality.

High quality securities are divided into "first tier" and "second tier" securities. The Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's") (or one, if only one such NRSRO has rated the security), or, if unrated, are determined to be of equivalent quality as described above. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for the Manager to determine the security's eligibility for purchase by the Fund.

The rating criteria of S&P and Moody's, two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Fund's Statement of Additional Information.

The Fund may invest in the following types of money market instruments:

/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.

/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P, Prime-1 by Moody's, or, if not rated, determined by the Manager to be of equivalent quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. See "Description of Debt Ratings" in the Statement of Additional Information. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations

                               Prospectus Page 8

                             GT GLOBAL DOLLAR FUND
    include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.

/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING.

In managing the Fund, the Manager may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Manager's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Manager also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.

Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the sale of its shares and reinvestment of dividends likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the Fund's yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.

The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid securities.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different

                               Prospectus Page 9

                             GT GLOBAL DOLLAR FUND
securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Manager's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Manager further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.

OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval; a description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval.

On December 29, 1992, the shareholders of the Fund approved modifications to the Fund's investment policies and limitations which authorize the Board of Directors to effect a change in the operating structure of the Fund, so that the Fund may transfer all of its investable assets to the Global Dollar Portfolio ("Portfolio"), an open-end management investment company with substantially the same investment objective, limitations and policies as the Fund. The Portfolio may serve as the investment vehicle for different entities that have the same investment objective and policies as the Fund. By investing in the Portfolio rather than maintaining its own portfolio of securities, the Fund would expect to realize certain economies of scale that would arise as additional investors invest their assets in the Portfolio. There is no assurance that institutional investors will invest in the Portfolio or that any of these expected benefits would actually be realized by the Fund. Implementation of this new operating structure will only occur upon approval of the Board of Directors.

--------------------------------------------------------------------------------

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of the Fund's shares offered through this Prospectus lies in their ongoing expenses and role as exchange vehicles for the corresponding classes of shares of the GT Global Mutual Funds, as summarized below. Class A and Class B shares of the Fund represent interests in the same portfolio of investments of the Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Class A shares of the Fund are available for purchase directly by investors. Class B shares may be purchased only via exchange with Class B shares of other GT Global Mutual Funds.

Dividends and other distributions paid by the Fund with respect to its Class A and Class B shares are

                               Prospectus Page 10

                             GT GLOBAL DOLLAR FUND
calculated in the same manner and at the same time. The per share dividends on Class B shares of the Fund will be lower than the per share dividends on Class A shares of the Fund as a result of the higher service and distribution fees applicable to Class B shares.

CLASS A SHARES. Class A shares are sold at net asset value. Class A shares of the Fund may bear annual service and distribution fees of up to 0.25% of the average daily net assets of that class although GT Global does not currently intend to seek any reimbursements thereunder. Unless the Class A shares of the Fund were purchased via exchange for shares of another GT Global Mutual Fund, a sales load will apply to exchanges from the Fund into other GT Global Mutual Funds, as set forth in the prospectuses of such Funds.

Purchases of the Class A shares of the other GT Global Mutual Funds of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of such purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge ("CDSC") of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. This CDSC will apply to a redemption by such an investor from any GT Global Mutual Fund, including the Fund. Class A shares that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their original purchase. Thus, investors purchasing shares of the Fund via an exchange of certain Class A shares of the other GT Global Mutual Funds will be subject to a CDSC on a redemption of those Class A shares of the Fund received in exchange for such Class A shares of the other GT Global Mutual Fund, if such redemption is made within one year of the original purchase date.

CLASS B SHARES. Except for investors participating in the Portfolio Rebalancing Program, Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. No CDSC will be imposed on the exchange out of Class B shares of any GT Global Mutual Fund and into the Fund. A shareholder's holding period of Class B shares of the Fund would be counted for purposes of measuring the CDSC to which that shareholder's redemption would be subject. A shareholder will be assessed a CDSC, if applicable, upon redemption of the Class B shares of the Fund, but no CDSC will be imposed on the exchange out of the Fund into another GT Global Mutual Fund.

Class B shares may bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, however, GT Global does not currently intend to seek reimbursement of amounts in excess of 0.75% of the average daily net assets of the Class B shares thereunder. Upon a redemption of Class B shares, investors pay a CDSC of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. The higher service and distribution fees paid by the Class B shares of the Fund will cause that class to have a higher expense ratio and to pay lower dividends than Class A shares.

See "How to Invest," "How to Redeem Shares" and "Management" for a more complete description of the contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends and Taxes" and "Calculation of Net Asset Value" for other differences between these two classes.

ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) and account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.

                               Prospectus Page 11

                             GT GLOBAL DOLLAR FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. The Fund is authorized to issue three classes of shares. Class A shares are sold to investors with no sales charge, while Class B shares may be obtained only through an exchange of Class B shares of other GT Global Mutual Funds, except with respect to investors participating in the Portfolio Rebalancing Program described below. See "Alternative Purchase Plan." The third class of shares of the Fund, the Advisor Class, may be offered through a separate prospectus only to certain investors.

Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the Fund's net asset value per share determined that day, provided Federal Funds, as defined below, become available to the Fund that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The Fund follows policies designed to ensure that it maintains a constant net asset value per share of $1.00. See "Calculation of Net Asset Value." No sales charges are imposed on purchases of Class A Fund shares. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). Prior to receipt of Federal Funds, an investor's money will not be invested. "Federal Funds" are monies held on deposit at a Federal Reserve Bank which are available for the Fund's immediate use. Purchases by check or negotiable bank draft normally take two business days to be converted into Federal Funds. Shares begin accruing income dividends on the day following the date of purchase. The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day if Federal Funds are available to the Fund that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the net asset value next determined after the order is received by the Transfer Agent and Federal Funds are available to the Fund. Such a broker/dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee may be avoided if shares are purchased through a broker/dealer which has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the net asset value next determined after the Transfer Agent has received the Account Application and check, and Federal Funds become available to the Fund. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Fund through GT Global by bank wire to the Transfer Agent. Bank wire purchases will be executed at the net asset value next determined after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire

                               Prospectus Page 12

                             GT GLOBAL DOLLAR FUND
investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

AUTOMATIC INVESTMENT PLAN. Investors may purchase Class A shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or GT Global for more information.

CERTIFICATES. In the interest of economy and convenience, the Fund does not issue physical certificates representing its shares. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders have the same rights of ownership as if certificates had been issued to them.

PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program will automatically rebalance their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected thought the exchange of shares of one or more GT Global Mutual Funds in the Shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends and Taxes."

The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain brokers may charge a fee for establishing accounts relating to the Program.

A shareholder interested in more information regarding the Program should contact his or her financial adviser. Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

                               Prospectus Page 13

                             GT GLOBAL DOLLAR FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Fund shares may be exchanged for shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. For Class A shares, a sales load will apply to exchanges from the Fund into other GT Global Mutual Funds; however, no sales load will be charged if the exchanged shares were acquired as a result of a previous exchange from another GT Global Mutual Fund. The exchange of Class B shares will not be subject to a contingent deferred sales charge. Other than the Fund, the GT Global Mutual Funds currently include:

      -- GT GLOBAL AMERICA GROWTH FUND
      -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL WORLDWIDE GROWTH FUND
--------------
* Formerly, the G.T. Latin America Growth Fund

Up to four exchanges each year may be made without a service charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value determined that day.

An investor interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain broker/dealers may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 14

                             GT GLOBAL DOLLAR FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, Class A shares of the Fund may be redeemed without charge at net asset value. Class B shares of the Fund may be redeemed at their net asset value (subject to any applicable CDSC). A shareholder's holding period of such Class B shares of the Fund, as well as his holding period of Class B shares of any other GT Global Mutual Fund exchanged to purchase Class B shares of the Fund, would be credited for purposes of measuring the CDSC. Class B shares may be obtained only through an exchange of Class B shares of other GT Global Mutual Funds. Shareholders with broker/dealers that sell shares may redeem shares through such broker/dealers; if the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/ dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise. Shareholders also may redeem shares by writing checks against their Fund accounts. Redemption requests received in good order before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day.

Class B shares of the Fund that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a CDSC. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable CDSC will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. For purposes of this calculation, the Fund will consider the original purchase price of the shares exchanged to purchase Class B shares of the Fund. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchases 100 Class B shares of another GT Global Mutual Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares of that Fund through dividend reinvestment. The investor then decides to exchange his shares of the other GT Global Mutual Fund for Class B shares of the Fund. At the time of exchange, the original Fund's shares had a net asset value of $11 per share, for a total value of $1,265. Accordingly, the investor acquires 1,265 shares of the Fund. The shareholder then acquires 50 additional shares of the Fund through dividend reinvestment. Subsequently, in the third year after the original purchase, the investor decides to redeem $500 of his or her investment. The CDSC would not be applied to the value of any of the reinvested dividend shares. Therefore, $185 of the $500 redemption proceeds ($500 minus $315) would be charged at a rate of 3% (the applicable rate in the third year after purchase) for a total contingent deferred sales charge of $5.55.

                               Prospectus Page 15

                             GT GLOBAL DOLLAR FUND

CONTINGENT DEFERRED SALES CHARGE WAIVERS. The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances: (1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan, Code Section 403(b)(7) custodial account or other retirement plan following attainment of age 70 1/2; (3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers which sell shares of the Fund may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/ dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed in the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

                               Prospectus Page 16

                             GT GLOBAL DOLLAR FUND

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual, provided telephone redemption forms have been signed and filed. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required.
CHECKWRITING. Shareholders may redeem Class A shares of the Fund by writing checks, a supply of which may be obtained through the Transfer Agent, against their Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned; however, shareholders may obtain photocopies of their cancelled checks upon request. If a Class A shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "not sufficient funds." Checks written in amounts less than $300 also will be returned. The Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection therewith.

Because the aggregate amount of Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all Class A shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "not sufficient funds" and checks returned because they are written for less than $300; these charges will be paid by redeeming automatically an appropriate number of Class A shares.

Class A shareholders who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold Class A shares in tax-deferred retirement plan accounts.

Checkwriting is not available to redeem Class B shares of the Fund.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be

                               Prospectus Page 17

                             GT GLOBAL DOLLAR FUND
imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or the Transfer Agent for more information.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100 or more). For additional information on how to redeem shares, see the Shareholder Account Manual.

                               Prospectus Page 18

                             GT GLOBAL DOLLAR FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest," "How to Make Exchanges" and "How to Redeem Shares" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL INVESTOR SERVICES AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94956

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 19

                             GT GLOBAL DOLLAR FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance that the Fund will be able to maintain a stable price of $1.00 per share. The value of each share of the Fund is computed by dividing the Fund's net assets by the number of its outstanding shares. "Net assets" equal the value of the Fund's investments and other assets less its liabilities. The Fund's net asset value per share is computed once each Business Day at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Net asset value is determined separately for each class of the Fund's shares.

The Fund values its portfolio securities using the amortized cost method of valuation, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

--------------------------------------------------------------------------------

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly from the Fund's net investment income and any realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses). The Fund's net investment income includes accrued interest and earned discount (including both original issue and market discounts), less amortization of premium and applicable expenses. Fund shares begin to earn dividends on the day following the day on which Federal Funds become available. Dividends paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share dividends on Class B shares will be lower than per share dividends on Class A shares as a result of the higher service and distribution fees applicable to the Class B shares; the per share dividends on both such classes of shares will be lower than the per share dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares.

Dividends are automatically reinvested in Fund shares of the distributing class unless the investor has elected to receive them in cash. Cash payments may be elected on the Account Application located at the end of this Prospectus or through the investor's broker. Reinvestments in the corresponding class of shares of another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. An election to receive dividends in additional shares or in cash may be changed at any time, but, to be effective for a particular dividend, the investor or the investor's broker must notify the Transfer Agent at least fifteen Business Days prior to the payment date. Shares earn dividends on the day of redemption. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

The Fund does not expect to realize long-term capital gain and thus does not anticipate payment of any capital gain distributions.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting of net investment income and any net short-term

                               Prospectus Page 20

                             GT GLOBAL DOLLAR FUND
capital gain) that is distributed to its shareholders. Such distributions are taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits, whether they are received in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends paid during the preceding year.

The Fund must withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who (i) have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9 or (ii) otherwise are subject to backup withholding.

Taxpayer identification numbers may be furnished on the Account Application provided at the end of this Prospectus. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Dividends and Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets.

The Manager also serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

                               Prospectus Page 21

                             GT GLOBAL DOLLAR FUND

As of October 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $59 billion. In the United States, as of October 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of October 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $80 billion.

On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                               GLOBAL DOLLAR FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Jeffrey W. Gorman                       Portfolio Manager since 1995            Money Market Analyst and Trader for
 San Francisco                                                                   the Manager from 1994 to 1995;
                                                                                 Investment Operations Specialist for
                                                                                 the Manager from February 1993 to
                                                                                 April 1994; Financial Services
                                                                                 Representative for the Manager from
                                                                                 June 1992 to February 1993; prior
                                                                                 thereto, a student at the University
                                                                                 of California at Berkeley.

In placing orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. The money market instruments in which the Fund invests generally are traded on a "net" basis in over-the-counter ("OTC") markets with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit ("spread") to the dealer. The Manager has no agreement or commitment to place orders with any dealer. On occasion, money market obligations may be purchased directly from an issuer, in which case no spreads are paid. Consistent with its obligation to obtain the best net results, the Manager may consider a dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of the Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. The Manager and any affiliate thereof may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited

                               Prospectus Page 22

                             GT GLOBAL DOLLAR FUND
sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan, or of amounts in excess of 0.75% of average daily net assets, under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that plan continues in effect. GT Global's service and distribution expenses include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS TO SHAREHOLDERS. Shareholders receive monthly statements from the Transfer Agent detailing account transactions, such as an additional investment, redemption or the payment of a dividend or distribution. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income status of dividends paid by the Fund to its shareholders

                               Prospectus Page 23

                             GT GLOBAL DOLLAR FUND
are reported after the end of each fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated.

ORGANIZATION. The Company was organized as a Maryland corporation in 1981 and is registered with the SEC as an open-end diversified management investment company. Effective May 1, 1991, the Fund changed its name from "G.T. Money Market Fund" to "GT Global Dollar Fund."

From time to time, the Board of Directors may, at its discretion, establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock.

Pursuant to the Company's Articles of Amendment and Restatement, the Company may issue two billion shares. Of this number, one billion five hundred million shares have been classified as shares of the Fund; five hundred million shares have been classified as Class A shares, five hundred million have been classified as Class B shares, and five hundred million shares have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges except as noted below, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

Fund shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted on the election of Directors and on other matters submitted to the vote of Fund shareholders. If one or more additional funds were established, on any matter submitted to a vote of shareholders, shares of each fund would be voted by that fund's shareholders individually when the matter affected the specific interest of that fund only, such as approval of that fund's investment advisory arrangements. In addition, each class of shares has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds would be voted in the aggregate on other matters, such as the election of Directors and ratification of the Directors' selection of the Company's independent accountants.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund at
(800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. From time to time the Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials ("Performance Advertisements"). Both yield and effective yield are calculated separately for Class A, Class B and Advisor Class shares of the Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect expenses after reimbursement pursuant to

                               Prospectus Page 24

                             GT GLOBAL DOLLAR FUND
an undertaking that may be in effect. See "Management." The Statement of Additional Information describes the methods used to calculate the Fund's yield and effective yield.

In Performance Advertisements, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as to the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date established by the Board of Directors.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return; it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's Annual Report contains additional information with respect to its performance. The Annual Report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C., 20036-1800, acts as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and GT Global Investor Services, Inc. in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 25

                             GT GLOBAL DOLLAR FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 26

                             GT GLOBAL DOLLAR FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 27

                             GT GLOBAL DOLLAR FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 28

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                             GT GLOBAL DOLLAR FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT PORTFOLIOS, INC., OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   DOLPR610004MC

                             GT GLOBAL DOLLAR FUND
                        50 California Street, 27th Floor
                      San Francisco, California 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                  April 29, 1996, As Revised October 31, 1996

--------------------------------------------------------------------------------

GT Global Dollar Fund ("Fund") is a diversified series of G.T. Investment Portfolios, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated April 29, 1996, as revised October 31, 1996, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Investment Limitations...................................................................................................      4
Directors and Executive Officers.........................................................................................      5
Management...............................................................................................................      7
Dividends and Taxes......................................................................................................      8
Information Relating to Sales and Redemptions............................................................................      9
Valuation of Fund Shares.................................................................................................     11
Execution of Portfolio Transactions......................................................................................     12
Additional Information...................................................................................................     13
Investment Results.......................................................................................................     14
Description of Debt Ratings..............................................................................................     19
Financial Statements.....................................................................................................     20

[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING
Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Company's Board of Directors and the Manager will review the situation and take appropriate action in accordance with procedures adopted by the Company's Board of Directors pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act").

VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS
U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies as it is not so obligated by law. Therefore the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering cash. To the extent that, in the meantime, the value of the securities purchased may have decreased, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Manager.

                   Statement of Additional Information Page 2

                             GT GLOBAL DOLLAR FUND

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments.

DELAYED DELIVERY TRANSACTIONS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES
The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Manager has determined to be liquid pursuant to guidelines established by the Company's Board of
Directors.  Commercial  paper  issues  in  which  the  Fund  may  invest include
securities  issued  by  major   corporations  without  registration  under   the
Securities Act of 1933 ("1933 Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

In  recent  years  a  large  institutional  market  has  developed  for  certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Manager, pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager will monitor the liquidity of restricted securities held by the Fund and report periodically on such decisions to the Board.

                   Statement of Additional Information Page 3

                             GT GLOBAL DOLLAR FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment restrictions as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Fund's outstanding shares. The Fund may not:

        (1) Purchase common stocks, preferred stocks, warrants or other equity securities;

        (2) Issue senior securities;

        (3) Pledge, mortgage or hypothecate its assets except to secure borrowings as disclosed in the Prospectus;

        (4) Sell securities short, purchase securities on margin, or engage in option transactions;

        (5) Underwrite the sale of securities of other issuers;

        (6) Purchase or sell real estate interests, commodities or commodity contracts or oil and gas investments;

        (7) Make loans, except: (i) the purchase of debt securities in accordance with the Fund's objectives and policies shall not be considered making loans, and (ii) pursuant to contracts providing for the compensation of service provided by compensating balances;

        (8) Purchase the securities issued by other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

        (9) Invest more than 25% of the value of the Fund's assets in securities of issuers in any one industry, except that the Fund is permitted to invest without such limitation in U.S. government-backed obligations.

For purposes of the Fund's concentration policy contained in limitation (9), above, the Fund intends to comply with the Securities and Exchange Commission ("SEC") staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

An additional investment policy of the Fund, which is not a fundamental policy and may be changed by vote of the Company's Board of Directors without shareholder approval to the extent consistent with regulatory requirements, provides that the Fund may not invest more than 10% of its net assets in illiquid securities.

                   Statement of Additional Information Page 4

                             GT GLOBAL DOLLAR FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management Holdings, Inc. ("LGT Asset Management Holdings") since 1988; Director and
San Francisco CA 94111                   President, the Manager since 1989; Director, GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to
                                         1995; Director, G.T. Global Insurance Agency, Inc. ("G.T. Insurance") since 1992; and
                                         President, G.T. Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

F. Christian Wignall, 39                 Director, LGT Asset Management Holdings since 1989; Senior Vice President, Chief
Vice President and Chief                 Investment Officer -- Global Equities and Director, the Manager since 1987; and Chairman,
Investment Officer --                    Investment Policy Committee of the affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111

------------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

                   Statement of Additional Information Page 5

                             GT GLOBAL DOLLAR FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 37                       President, GT Services since 1995; Senior Vice President -- Finance and Administration, GT
Vice President and Chief                 Global, GT Services and G.T. Insurance, from 1994 to 1995; Senior Vice President --
Financial Officer                        Finance and Administration, LGT Asset Management Holdings and the Manager since 1994; Vice
50 California Street                     President -- Finance, LGT Asset Management Holdings, the Manager, GT Global and GT
San Francisco, CA 94111                  Services from 1990 to 1994; Vice President -- Finance, G.T. Insurance from 1992 to 1994;
                                         and a Director of the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting, the Manager since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 48                         Senior Vice President, General Counsel and Secretary, LGT Asset Management Holdings, the
Vice President and Secretary             Manager, GT Global, GT Services and G.T. Insurance since February 1996. Senior Vice
50 California Street                     President, Secretary and General Counsel, LGT Asset Management Holdings, the Manager, GT
San Francisco, CA 94111                  Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice
                                         President, General Counsel and Secretary, Strong/Corneliuson Management, Inc. and
                                         Secretary, each of the Strong Funds from October 1991 through May 1994; and shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin for more than five years prior to October 1991.

The Board of Directors has established an Audit and Nominating Committee, which presently consists of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Funds, Inc. and G.T. Global Developing Markets Fund, Inc. and a Trustee and officer of G.T. Global Growth Series, G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, G.T. Global High Income Portfolio, and Global Investment Portfolios, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $1,000 per annum, plus $300 for each meeting of the Board or any committee thereof attended by the Director, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended December 31, 1995, the Fund paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley Directors' fees and reimbursements of $3,993.29, $3,866.68, $3,692.27 and $3,839.89, respectively. Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $99,676.78, $95,368.64, $92,139.90 and $94,457.55, respectively, from the 40 GT Global Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the Directors and officers and their immediate families as a group owned in the aggregate beneficially or of record 1.51% of the outstanding shares of the Fund.

                   Statement of Additional Information Page 6

                             GT GLOBAL DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Management Contract"). As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets.

The Management Contract took effect on May 1, 1989 and had an initial two-year term. The Management Contract may be renewed for additional one-year terms thereafter with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or interested persons of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Company or the Manager may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Management Contract, the Manager has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that the Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1 1/2% in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. The Manager and GT Global have voluntarily undertaken to limit the Fund's Class A and Class B share expenses (excluding brokerage commissions, interest, taxes and extraordinary items) to the maximum annual level of 1.00% and 1.75% of the average daily net assets of the Fund's Class A and Class B shares, respectively.

For the fiscal years ended December 31, 1995, 1994 and 1993, the Fund paid investment management and administration fees to the Manager in the amounts of $1,665,299, $1,406,615 and $372,788, respectively; during the same periods the Manager reimbursed and/or waived the Fund for a portion of its operating expenses in the amounts of $829,866, $703,312 and $522,638, respectively.

DISTRIBUTION SERVICES
The Fund's Class A shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to a Distribution Contract between the Company and GT Global.

As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payment by the Fund to GT Global under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the respective class of the Fund. For the year ended December 31, 1995, the Fund made payments to GT Global under the Class A Plan and Class B Plan in the amounts of $0 and $769,927, respectively.

In approving the Plans, the Directors determined that each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors and Qualified Directors as described above.

Each Plan requires that, at least quarterly, the Directors will review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect the selection and nomination of

                   Statement of Additional Information Page 7

                             GT GLOBAL DOLLAR FUND
Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemption of Class B shares. For the fiscal years ended December 31, 1995 and 1994, GT Global collected contingent deferred sales charges in the amount of $1,333,734 and $602,389, respectively. For the nine month period ended December 31, 1993, GT Global collected contingent deferred sales charges in the amount of $4,735.

TRANSFER AGENCY SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

As of December 31, 1995, the Fund paid the Manager fees of $34,482 for accounting services.

EXPENSES OF THE FUND
The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

--------------------------------------------------------------------------------

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS
Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Fund shares of the distributing class, on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner as the Fund may determine in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles, (c) plus or minus all realized gains or losses on investments.

TAXES -- GENERAL
In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or

                   Statement of Additional Information Page 8

                             GT GLOBAL DOLLAR FUND
other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; and (3) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from net investment income and realized net short-term capital gain are taxable to shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that dividends from the Fund will not be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional shares.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to U.S. citizens or other domestic taxpayers will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

--------------------------------------------------------------------------------

                            INFORMATION RELATING TO
                             SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS
When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Shareholders receive monthly statements detailing account transactions. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income status of distributions made by the Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.

PAYMENT AND TERMS OF OFFERING
Payment of shares purchased should accompany the purchase order or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account for their then-current net asset value per share to reimburse the Company for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders

                   Statement of Additional Information Page 9

                             GT GLOBAL DOLLAR FUND
utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN
To establish participation in the GT Global Automatic Investment Plan ("AIP"), investors or their broker/dealers should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are included at the back of the Fund's Prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order, or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

WHEN ORDERS ARE EFFECTIVE
In order to maximize earnings on its portfolio, the Fund intends at all times to be as completely invested as reasonably possible. Transactions in the money market instruments in which the Fund invests normally require immediate settlement in Federal Funds, as defined above. Thus, an order to purchase Fund shares will be executed on the Business Day (any day Monday through Friday on which the New York Stock Exchange ("NYSE") is open for business), on which Federal Funds become available to the Fund. Funds transmitted by bank wire to the Transfer Agent and received by it prior to the close of regular trading on the NYSE will normally be credited to a shareholder's account on the same day as received. Funds transmitted by bank wire and received after the close of regular trading on the NYSE normally will be credited on the next Business Day. If remitted in other than the foregoing manner, such as by check, purchase orders will be executed as of the close of business on the day on which the payment is converted into Federal Funds, normally two days after receipt of the payment. The investor becomes a shareholder on the day on which the order is effective. Dividends begin to accrue on the next day. Information on how to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any such bank may charge the shareholder for this service.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
Shares of the Fund also may be purchased as the underlying investment for an IRA meeting the requirements of Section 408(a) of the Code. GT Global IRA applications are available from brokers or GT Global.

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of the corresponding class of other GT Global Mutual Funds as described in the Prospectus. For Class A shares, a sales load will apply to exchanges from the Fund into other GT Global Mutual Funds, except that no sales load will be charged if the exchanged shares were acquired as a result of a previous exchange from another GT Global Mutual Fund. No sales load will be imposed on the exchange of Class B shares from the Fund into other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of such Fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize the telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if liquidation proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice to shareholders.

                  Statement of Additional Information Page 10

                             GT GLOBAL DOLLAR FUND

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of portfolio securities or in fairly determining the value of its assets; or (3) as the SEC may otherwise permit.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer
Agent or the Fund upon 30 days' written notice to shareholders or by a shareholder upon written notice to the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

With respect to a SWP established in Class B shares, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which, in the opinion of the Company's Board of Directors, would make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of such securities until they were sold.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on the following holidays: (i) New Years Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and (ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday.

The net asset value of the Fund's shares is determined by dividing its total assets less its liabilities by the number of shares outstanding. The Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges, as provided in "Suspension of Redemption Privileges," above.

The Fund has adopted a policy which requires that it use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Fund values its portfolio securities using the amortized cost method. This policy does not establish a net asset value of $1.00 per share; it merely permits a pricing method under which the Fund may seek to maintain a per share net asset value of $1.00. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share for purchases and redemptions. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these

                  Statement of Additional Information Page 11

                             GT GLOBAL DOLLAR FUND
accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and, thus, its net asset value per share, generally will remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the Fund's use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Fund's policy of valuing its securities using the amortized cost method, the Fund maintains a dollar-weighted portfolio maturity of 90 days or less and purchases only portfolio securities having remaining maturities of 13 months or less. The Board of Directors also has established procedures in accordance with Rule 2a-7 under the 1940 Act designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or paying distributions from capital or capital gains, redeeming shares in kind, or establishing a net asset value per share by using available market quotations or market equivalents.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. Research services may be received from dealers who execute Fund transactions. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

                  Statement of Additional Information Page 12

                             GT GLOBAL DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.

Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The financial statements of the Company included in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names in the name of the Company and the Fund and has reserved the rights to withdraw its consent to the use of such names by the Company or the Fund at any time, or to grant the use of such names to any other company, and the Company has granted the Manager, under certain conditions, the use of any other names it might assume in the future, with respect to any other investment company sponsored by the Manager.

                  Statement of Additional Information Page 13

                             GT GLOBAL DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

For the seven-day period ended December 31, 1995, the Fund's Class A share yield was 4.81% and effective yield was 4.93%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending December 31, 1995:.........................          $1.000922914

--------------

* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000922914
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000922914
       Seven-day yield = $.000922914 x 365/7 = 4.81%
   Effective yield** = [1 + .000922914] 365/7 -1 = 4.93%

--------------

**  The effective yield assumes a year's compounding of the seven-day yield.

For the seven-day period ended December 31, 1995, the Fund's Class B share yield was 4.07% and effective yield was 4.15%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending December 31, 1995:.........................          $1.000779990

--------------

* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000779990
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000779990
       Seven-day yield = $.000779990 x 365/7 = 4.07%
   Effective yield** = [1 + .000779990] 365/7 -1 = 4.15%

--------------

**  The effective yield assumes a year's compounding of the seven-day yield.

The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.

                  Statement of Additional Information Page 14

                             GT GLOBAL DOLLAR FUND

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated subject to deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period illustrated.

The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1995, were as follows:

                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended December 31, 1995.....................................................................               5.08%
Five years ended December 31, 1995...............................................................               3.70%
Ten years ended December 31, 1995................................................................               5.12%
September 16, 1985 through December 31, 1995.....................................................               5.12%

The Fund's Standardized Return for its Class A shares, stated as aggregate total return, at December 31, 1995, was as follows:

                                                                                                    STANDARDIZED AGGREGATE
PERIOD                                                                                                   TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
September 16, 1985 through December 31, 1995.....................................................              67.17%

The Fund's Standardized Returns for its Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns, were as follows:

                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended December 31, 1995.....................................................................              (0.71)%
April 1, 1993 through December 31, 1995..........................................................               1.80%

The Fund's Standardized Return for its Class B shares, which were first offered on April 1, 1993, stated as aggregate total returns, at December 31, 1995, was as follows:

                                                                                                    STANDARDIZED AGGREGATE
PERIOD                                                                                                   TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
April 1, 1993 through December 31, 1995...........................................................              5.04%

"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote Non-Standardized Returns that do not reflect the effect of contingent deferred sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.

The Fund's Non-Standardized Returns for its Class A shares, stated as average annual total return, at December 31, 1995, was as follows:

                                                                                                 NON-STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Year ended December 31, 1995.................................................................                 5.08%
Five years ended December 31, 1995...........................................................                 3.70%
Ten years ended December 31, 1995............................................................                 5.12%
September 16, 1985 through December 31, 1995.................................................                 5.12%

The Fund's Non-Standardized Return for its Class A shares, stated as aggregate total return, at December 31, 1995, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
September 16, 1985 through December 31, 1995.................................................                67.17%

                  Statement of Additional Information Page 15

                             GT GLOBAL DOLLAR FUND

The Fund's Non-Standardized Return for its Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns at December 31, 1995, were as follows:

                                                                                                 NON-STANDARDIZED AVERAGE
PERIOD                                                                                            ANNUALIZED TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Year ended December 31, 1995.................................................................                 4.29%
April 1, 1993 through December 31, 1995......................................................                 2.85%

The Fund's Non-Standardized Return for its Class B shares, which were first offered on April 1, 1993, stated as aggregate total return, at December 31, 1995, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 through December 31, 1995......................................................                 8.04%

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that any yield or total return figure should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.

The Fund and GT Global may from time to time compare the Fund with the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Group, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar Publishers ("Morningstar") and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

                  Statement of Additional Information Page 16

                             GT GLOBAL DOLLAR FUND

        (9) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (10) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (11) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (12) International Financial Statistics, which is produced by the International Monetary Fund.

       (13)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (14) Various publications from the International Bank for Reconstruction and Development/The World Bank.

       (15) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, Standard & Poor's Ratings Group.

       (16) Privatizations from various sources, stock market capitalization, number of issuers, and trading volume of newly privatized companies and, in addition, projected levels of privatization. Privatization, an economic process virtually unknown in the U.S., is the selling of state-owned companies to the private sector. Under private ownership, such companies can release assets and seek to make profits free from political intervention. Examples of state-owned industries being privatized outside the U.S. include airlines, telecommunications, utilities and financial institutions.

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indicies of comparable quality to those listed above and other indicies which may be developed and made available.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares

                  Statement of Additional Information Page 17

                             GT GLOBAL DOLLAR FUND
are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7)   CUSTODIAL   ACCOUNTS:   Employees  of   public   schools   and  most
not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global or the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global or the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

In addition, GT Global may, in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.

THE GT ADVANTAGE
The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from its worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.

                  Statement of Additional Information Page 18

                             GT GLOBAL DOLLAR FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
STANDARD & POOR'S RATINGS GROUP ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS
S&P: Its ratings for high quality bonds are as follows:

        Bonds rated "AAA" are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

        Bonds rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

NOTE RATINGS
S&P:  The SP-1 rating denotes a very  strong or strong capacity to pay principal
and  interest.   Those  issues   determined  to   possess  overwhelming   safety
characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

MOODY'S: The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  Statement of Additional Information Page 19

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund at December 31, 1995 and for the year then-ended appear on the following pages.

                  Statement of Additional Information Page 20

                             GT GLOBAL DOLLAR FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND
BOARD OF DIRECTORS OF
G.T. INVESTMENT PORTFOLIOS, INC.:

We have audited the accompanying statement of assets and liabilities of GT Global Dollar Fund, a series of shares of common stock of G.T. Investment Portfolios, Inc., including the schedule of portfolio investments, as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for the year ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Dollar Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand, L.L.P.
Boston, Massachusetts
February 12, 1996

                  Statement of Additional Information Page 21

                             GT GLOBAL DOLLAR FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

                                                                                               Maturity    Principal      Market
Short-Term Investments                                                               Yield       Date       Amount        Value
---------------------------------------------------------------------------------  ---------   ---------  -----------  ------------
Commercial Paper - Discounted (50.9%)
  AIG Funding Inc. ..............................................................    5.77%     08-Jan-96  $14,400,000  $ 14,383,900
  E.I. DuPont de Nemours & Co. ..................................................    5.78%     12-Jan-96   14,400,000    14,374,656
  Minnesota Mining & Manufacturing Co. ..........................................    5.70%     19-Jan-96   14,250,000    14,209,886
  PHH Corp ......................................................................    5.77%     26-Jan-96   14,250,000    14,193,792
  Ford Motor Credit Co. .........................................................    5.78%     05-Jan-96   13,250,000    13,241,564
  Toronto Dominion Holdings USA, Inc. ...........................................    5.72%     24-Jan-96   12,400,000    12,355,556
  Procter & Gamble Co. ..........................................................    5.66%     13-Feb-96   12,000,000    11,919,733
  AT&T Corp. ....................................................................    5.79%     05-Jan-96    9,500,000     9,493,899
  Philip Morris Cos., Inc. ......................................................    5.91%     05-Jan-96    9,500,000     9,493,772
  Bellsouth Capital Funding Corp.  ..............................................    5.66%     09-Jan-96    9,500,000     9,488,072
  General Electric Capital Corp. ................................................    5.72%     12-Feb-96    9,000,000     8,940,780
  Hanson Finance PLC ............................................................    5.80%     17-Jan-96    8,900,000     8,877,453
  Ameritech Corp. ...............................................................    5.62%     09-Feb-96    3,390,000     3,369,510
  Merrill Lynch & Co., Inc. .....................................................    5.86%     04-Jan-96    1,263,000     1,262,384
                                                                                                                       ------------
Total Commercial Paper - Discounted
 (amortized cost $145,604,957)  .................................................                                       145,604,957
                                                                                                                       ------------
Government & Government Agency Obligations (15.8%)
  Federal National Mortgage Association .........................................    5.60%     20-Sep-96   14,400,000    14,385,942
  Sallie Mae  ...................................................................    5.20%     19-Jul-96   12,400,000    12,390,700
  Federal Home Loan Mortgage Corp. ..............................................    5.42%     12-Mar-96   12,000,000    11,871,727
  Federal Home Loan Bank ........................................................    5.76%     02-Oct-96    6,000,000     5,995,774
                                                                                                                       ------------
Total Government & Government Agency Obligations (amortized cost $44,644,143) ...                                        44,644,143
                                                                                                                       ------------

                                                                                                           Principal      Market
Repurchase Agreements                                                                                       Amount        Value
---------------------------------------------------------------------------------                         -----------  ------------
  Dated December 29, 1995, with State Street Bank & Trust Company, due January 2,
   1996, for an effective yield of 5.55%, collateralized by $67,910,000 U.S.
   Treasury Note, 6.00% due 8/31/97 (market value of collateral is $70,092,688,
   including accrued interest). (cost $68,726,771) ..............................                                        68,726,771
  Dated December 29, 1995, with Merrill Lynch, due January 2, 1996, for an effective yield of 5.60%, collateralized by $50,185,000 U.S. Treasury Note,
   5.625% due 10/31/97 (market value of collateral is $51,042,298, including
   accrued interest). (cost $50,023,333)  .......................................                                        50,023,333
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $118,750,104) .................................                                       118,750,104
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (cost $308,999,204)* ...............................                                       308,999,204
Other Assets and Liabilities  ...................................................                                       (23,991,713)
                                                                                                                       ------------
NET ASSETS ......................................................................                                      $285,007,491
                                                                                                                       ------------
                                                                                                                       ------------

                                                                                     % of Net
Short-Term Investments                                                              Assets {d}
---------------------------------------------------------------------------------  -------------
Commercial Paper - Discounted (50.9%)
  AIG Funding Inc. ..............................................................        5.1
  E.I. DuPont de Nemours & Co. ..................................................        5.0
  Minnesota Mining & Manufacturing Co. ..........................................        5.0
  PHH Corp ......................................................................        5.0
  Ford Motor Credit Co. .........................................................        4.6
  Toronto Dominion Holdings USA, Inc. ...........................................        4.3
  Procter & Gamble Co. ..........................................................        4.2
  AT&T Corp. ....................................................................        3.3
  Philip Morris Cos., Inc. ......................................................        3.3
  Bellsouth Capital Funding Corp.  ..............................................        3.3
  General Electric Capital Corp. ................................................        3.1
  Hanson Finance PLC ............................................................        3.1
  Ameritech Corp. ...............................................................        1.2
  Merrill Lynch & Co., Inc. .....................................................        0.4
                                                                                       -----
Total Commercial Paper - Discounted
 (amortized cost $145,604,957)  .................................................       50.9
                                                                                       -----
Government & Government Agency Obligations (15.8%)
  Federal National Mortgage Association .........................................        5.1
  Sallie Mae  ...................................................................        4.4
  Federal Home Loan Mortgage Corp. ..............................................        4.2
  Federal Home Loan Bank ........................................................        2.1
                                                                                       -----
Total Government & Government Agency Obligations (amortized cost $44,644,143) ...       15.8
                                                                                       -----
                                                                                     % of Net
Repurchase Agreements                                                               Assets {d}
---------------------------------------------------------------------------------  -------------
  Dated December 29, 1995, with State Street Bank & Trust Company, due January 2,
   1996, for an effective yield of 5.55%, collateralized by $67,910,000 U.S.
   Treasury Note, 6.00% due 8/31/97 (market value of collateral is $70,092,688,
   including accrued interest). (cost $68,726,771) ..............................       24.1
  Dated December 29, 1995, with Merrill Lynch, due January 2, 1996, for an effective yield of 5.60%, collateralized by $50,185,000 U.S. Treasury Note,
   5.625% due 10/31/97 (market value of collateral is $51,042,298, including
   accrued interest). (cost $50,023,333)  .......................................       17.6
                                                                                       -----
TOTAL REPURCHASE AGREEMENTS (cost $118,750,104) .................................       41.7
                                                                                       -----
TOTAL SHORT-TERM INVESTMENTS (cost $308,999,204)* ...............................      108.4
Other Assets and Liabilities  ...................................................       (8.4)
                                                                                       -----
NET ASSETS ......................................................................      100.0
                                                                                       -----
                                                                                       -----

----------------

        {d}  Percentages indicated are based on net assets of $285,007,491.
          *  For Federal income tax purposes, cost is $308,999,204.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 22

                             GT GLOBAL DOLLAR FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized
   cost $190,249,100) (Note 1)......................     $190,249,100
  Repurchase agreements, at value and cost (Note
   1)...............................................      118,750,104
  U.S. currency.....................................          120,007
  Receivable for Fund shares sold...................       23,487,618
  Interest receivable...............................          452,998
                                                         ------------
    Total assets....................................      333,059,827
                                                         ------------
Liabilities:
  Payable for Fund shares repurchased...............       47,537,243
  Distribution payable..............................          137,794
  Payable for investment management and
   administration fees (Note 2).....................          135,110
  Payable for printing and postage expenses.........           74,962
  Payable for transfer agent fees (Note 2)..........           67,712
  Payable for service and distribution expenses
   (Note 2).........................................           67,165
  Payable for professional fees.....................           19,088
  Payable for fund accounting fees (Note 2).........            6,672
  Payable for registration and filing fees..........            3,497
  Payable for custodian fees........................            1,838
  Payable for Directors' fees and expenses (Note
   2)...............................................            1,255
                                                         ------------
    Total liabilities...............................       48,052,336
                                                         ------------
Net assets..........................................     $285,007,491
                                                         ------------
                                                         ------------
Class A:
Net asset value and redemption price per share
 ($183,766,837 DIVIDED BY 183,794,106 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Class B:+
Net asset value and offering price per share
 ($99,150,908 DIVIDED BY 99,151,671 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Advisor Class:
Net asset value, offering price per share, and
 redemption price per share
 ($2,089,746 DIVIDED BY 2,080,151 shares
 outstanding).......................................     $       1.00
                                                         ------------
                                                         ------------
Net assets: At December 31, 1995, net assets
consisted of paid-in capital of $285,007,491.

----------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 23

                             GT GLOBAL DOLLAR FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1995

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...........................................     $19,720,237
                                                                 -----------
Expenses:
  Investment management and administration fees (Note 2)....       1,665,299
  Service and distribution expenses: (Note 2)
    Class A..................................     $  573,163
    Class B..................................      1,026,630       1,599,793
                                                  ----------
  Transfer agent fees (Note 2)..............................         935,216
  Registration and filing fees..............................         376,015
  Printing and postage expenses.............................         145,535
  Fund accounting fees (Note 2).............................          86,710
  Custodian fees (Note 4)...................................          43,228
  Legal fees................................................          31,280
  Audit fees................................................          24,277
  Directors' fees and expenses (Note 2).....................          16,960
  Insurance expenses........................................           5,555
                                                                 -----------
  Total expenses before reimbursement.......................       4,929,868
                                                                 -----------
    Expenses waived by LGT Asset Management, Inc. (Note
2)..........................................................        (829,866)
    Expense reductions (Note 4).............................         (88,704)
                                                                 -----------
  Total net expenses........................................       4,011,298
                                                                 -----------
Net investment income.......................................      15,708,939
                                                                 -----------
Net increase in net assets resulting from operations........     $15,708,939
                                                                 -----------
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 24

                             GT GLOBAL DOLLAR FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     YEAR ENDED             YEAR ENDED
                                                  DECEMBER 31, 1995      DECEMBER 31, 1994
                                                  -----------------      -----------------
Increase (Decrease) in net assets
Operations:
  Net investment income......................      $   15,708,939         $    9,172,741
  Net realized gain on investments and
   foreign currency transactions.............                  --                  2,228
                                                  -----------------      -----------------
    Net increase in net assets resulting from
     operations..............................          15,708,939              9,174,969
                                                  -----------------      -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................         (11,346,132)            (7,423,289)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................          (4,308,505)            (1,749,452)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income.................             (54,302)                    --
                                                  -----------------      -----------------
      Total distributions....................         (15,708,939)            (9,172,741)
                                                  -----------------      -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and
   reinvested................................       9,659,790,290          5,479,251,663
  Decrease from capital shares repurchased...      (9,805,577,211)        (5,139,759,248)
                                                  -----------------      -----------------
    Net increase (decrease) from capital
     share transactions......................        (145,786,921)           339,492,415
                                                  -----------------      -----------------
      Total increase (decrease) in net
       assets................................        (145,786,921)           339,494,643
Net assets:
  Beginning of year..........................         430,794,412             91,299,769
                                                  -----------------      -----------------
  End of year................................      $  285,007,491         $  430,794,412
                                                  -----------------      -----------------
                                                  -----------------      -----------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 25

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     CLASS A+
                                          ---------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                             1995         1994         1993         1992         1991
                                          -----------  -----------  -----------  -----------  -----------
Net investment income...................       0.050        0.032        0.022        0.028        0.051
Distributions from net investment
 income.................................      (0.050)      (0.032)      (0.022)      (0.028)      (0.051)
                                          -----------  -----------  -----------  -----------  -----------
Net asset value (unchanged during the
 period)................................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------
    Total investment return (a).........        5.08%        3.30%         2.2%         2.8%         5.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  183,761   $  320,858   $   87,822   $   81,674   $   70,295
Ratio of net investment income to
 average net assets:
  With expense waivers and
   reductions (b) (Notes 2 & 4).........        4.94%        3.40%        2.17%        2.78%        5.10%
  Without expense waivers and
   reductions (b).......................        4.66%        3.15%        1.46%        2.47%        4.90%
Ratio of expenses to average net assets:
  With expense waivers and
   reductions (b) (Notes 2 & 4).........        0.97%        0.92%        1.00%        1.25%        1.25%
  Without expense waivers and
   reductions (b).......................        1.25%        1.17%        1.72%        1.56%        1.45%

----------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a)  Not annualized for periods of less than one year.
 (b)  Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 26

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        ADVISOR
                                                          CLASS B++                     CLASS+++
                                          -----------------------------------------  --------------
                                                                     APRIL 1, 1993    JUNE 1, 1995
                                           YEAR ENDED DECEMBER 31,         TO              TO
                                          -------------------------   DECEMBER 31,    DECEMBER 31,
                                             1995         1994            1993            1995
                                          ----------  -------------  --------------  --------------
Net investment income...................      0.040         0.025          0.010           0.030
Distributions from net investment
 income.................................     (0.040)       (0.025)        (0.010)         (0.030)
                                          ----------  -------------      -------         -------
Net asset value (unchanged during the
 period)................................  $    1.00    $     1.00      $    1.00       $    1.00
                                          ----------  -------------      -------         -------
                                          ----------  -------------      -------         -------
    Total investment return (a).........       4.29%         2.53 %          1.4 %          2.92 %
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  99,151    $  109,936      $   3,478       $   2,096
Ratio of net investment income to
 average net assets:
  With expense waivers and
   reductions (b) (Notes 2 & 4).........       4.19%         2.65 %         1.42 %          4.94 %
  Without expense waivers and
   reductions (b).......................       3.91%         2.40 %         0.86 %          4.91 %
Ratio of expenses to average net assets:
  With expense waivers and
   reductions (b) (Notes 2 & 4).........       1.72%         1.67 %         1.75 %          0.97 %
  Without expense waivers and
   reductions (b).......................       2.00%         1.92 %         2.31 %          1.00 %

----------------

   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a)  Not annualized for periods of less than one year.
 (b)  Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 27

                             GT GLOBAL DOLLAR FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Dollar Fund ("Fund") is a diversified series of G.T. Investment Portfolios, Inc. ("Company"). The Company is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The Fund commenced sale of Advisor Class shares on June 1, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A.  PORTFOLIO VALUATION
Securities are valued at amortized cost, which approximates market value.

B.  FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

C.  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. LGT Asset Management, Inc. ("LGT", formerly known as G.T. Capital Management, Inc.) is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

D.  OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
LGT serves as the investment manager and administrator of the Fund. The Fund pays LGT investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

GT Global, Inc. ("GT Global", formerly known as G.T. Capital Management, Inc.), an affiliate of LGT, serves as the Fund's distributor. The Fund offers Class A shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1995, GT Global collected CDSCs in the amount of $1,333,734. In addition, GT Global may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT

                  Statement of Additional Information Page 28

                             GT GLOBAL DOLLAR FUND
Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

LGT and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by LGT of its investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by LGT or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT and GT Global, is the transfer agent for the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Company pays each of its Directors who is not an employee, officer or director of LGT, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

Effective July 1, 1995, LGT has assumed the role of pricing and accounting agent for the Fund. The monthly fee for these services to LGT is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregated assets of the GT Funds. For the period ended December 31, 1995, the Fund paid fund accounting fees of $34,482 to LGT.

                  Statement of Additional Information Page 29

                             GT GLOBAL DOLLAR FUND

3. CAPITAL SHARES
At December 31, 1995, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                                             ------------------  ------------------
                                                                                              SHARES & AMOUNT     SHARES & AMOUNT
                                                                                             ------------------  ------------------
CLASS A:
Shares sold................................................................................      8,377,131,000       4,869,818,720
Shares issued in connection with reinvestment of distributions.............................          9,256,942           6,725,406
                                                                                             ------------------  ------------------
                                                                                                 8,386,387,942       4,876,544,126
Shares repurchased.........................................................................     (8,523,474,325)     (4,643,506,545)
                                                                                             ------------------  ------------------
Net increase (decrease)....................................................................       (137,086,383)        233,037,581
                                                                                             ------------------  ------------------
                                                                                             ------------------  ------------------


                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                                             ------------------  ------------------
                                                                                              SHARES & AMOUNT     SHARES & AMOUNT
                                                                                             ------------------  ------------------
CLASS B:
Shares sold................................................................................      1,264,724,918         601,281,318
Shares issued in connection with reinvestment of distributions.............................          3,247,874           1,426,219
                                                                                             ------------------  ------------------
                                                                                                 1,267,972,792         602,707,537
Shares repurchased.........................................................................     (1,278,753,481)       (496,252,703)
                                                                                             ------------------  ------------------
Net increase (decrease)....................................................................        (10,780,689)        106,454,834
                                                                                             ------------------  ------------------
                                                                                             ------------------  ------------------

                                                                                              JUNE 1, 1995
                                                                                              (COMMENCEMENT
                                                                                           OF SALE OF SHARES)
                                                                                          TO DECEMBER 31, 1995
                                                                                          ---------------------
                                                                                             SHARES & AMOUNT
                                                                                          ---------------------
ADVISOR CLASS:
Shares sold.............................................................................            5,375,327
Shares issued in connection with reinvestment of distributions..........................               54,229
                                                                                          ---------------------
                                                                                                    5,429,556
Shares repurchased......................................................................           (3,349,405)
                                                                                          ---------------------
Net increase............................................................................            2,080,151
                                                                                          ---------------------
                                                                                          ---------------------

4. EXPENSE REDUCTIONS
For the year ended December 31, 1995, the Fund's custody fees were offset by $88,704 of credits on cash held at the custodian.

                  Statement of Additional Information Page 30

                             GT GLOBAL DOLLAR FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and conservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, G.T. INVESTMENT PORTFOLIOS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                         DOLA604